Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	142,699,789.60	12,959
Yield Supplement Overcollateralization Amount 08/31/25	1,828,974.32	0
Receivables Balance 08/31/25	144,528,763.92	12,959
Principal Payments	9,069,266.68	405
Defaulted Receivables	173,260.07	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	1,635,067.16	0
Pool Balance at 09/30/25	133,651,170.01	12,541

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.03%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,754,465.89	300
Past Due 61-90 days	1,256,387.68	78
Past Due 91-120 days	194,576.96	12
Past Due 121+ days	0.00	0
Total	6,205,430.53	390

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Delinquency Trigger Occurred	NO

Recoveries	187,162.54
Aggregate Net Losses/(Gains) - September 2025	(13,902.47)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.12%
Prior Net Losses/(Gains) Ratio	0.73%
Second Prior Net Losses/(Gains) Ratio	-0.31%
Third Prior Net Losses/(Gains) Ratio	-0.38%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.62%
Weighted Average Contract Rate, Yield Adjusted	5.95%
Weighted Average Remaining Term	23.98

Flow of Funds	$ Amount
Collections	9,819,966.04
Investment Earnings on Cash Accounts	8,966.84
Servicing Fee	(120,440.64)
Transfer to Collection Account	-
Available Funds	9,708,492.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	148,983.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,404,421.66
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	429,031.58

Total Distributions of Available Funds	9,708,492.24

Servicing Fee	120,440.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	138,055,591.67
Principal Paid	9,048,619.59
Note Balance @ 10/15/25	129,006,972.08

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	17,105,591.67
Principal Paid	9,048,619.59
Note Balance @ 10/15/25	8,056,972.08
Note Factor @ 10/15/25	2.6348918%

Class A-4
Note Balance @ 09/15/25	79,150,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	79,150,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	27,870,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	27,870,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	13,930,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	13,930,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	230,841.07
Total Principal Paid	9,048,619.59
Total Paid	9,279,460.66

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	23,662.74
Principal Paid	9,048,619.59
Total Paid to A-3 Holders	9,072,282.33

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2491512
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7663485
Total Distribution Amount	10.0154997

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0773849
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.5919275
Total A-3 Distribution Amount	29.6693124

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	486.75
Noteholders' Principal Distributable Amount	513.25

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	2,322,098.97
Investment Earnings	7,852.59
Investment Earnings Paid	(7,852.59)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,163,762.05	$1,175,461.22	$1,158,008.24
Number of Extensions	77	74	74
Ratio of extensions to Beginning of Period Receivables Balance	0.81%	0.76%	0.71%